Inventory - Summary Inventory Consisted (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 15,727	$ 0
Work in process	3,518	0
Total inventory	$ 19,245	$ 0